Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2023
Other Investments- Equity Securities [Member] | FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.
Significant unobservable inputs	Net revenue multiple: 3.7 - 4.8
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other Liabilities Related to Business Combinations [Member] | Q2T [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.
Significant unobservable inputs	Expected cash flows: USD 5,071 (March 31, 2022: USD 11,025)Risk-adjusted discount rate: 10.2% (March 31, 2022: 10.2%)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA)
Significant unobservable inputs	Volatility: 25.3% -58.5%Risk free interest rate: 7.25%Discount rate: 19.7%Revenue for 12 months ended September 30, 2025 - USD 5,442EBITDA (loss) for 12 months ended September 30, 2025 - USD (48)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility were higher (lower)– the risk free interest rate were lower (higher)– the discount rate was lower (higher)– the revenue were higher (lower)– the EBITDA were higher (lower)